PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Depreciation, Depletion and Amortization	$ 496	$ 319	$ 919	$ 625